Leases - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Presentation of leases for lessee [abstract]
Interest expense on lease liabilities	$ 0.7	$ 1.1
Expenses related to leases that are classified as short term	$ 2.6	$ 2.1